Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents
4.	CASH AND CASH EQUIVALENTS

	As at December 31,	As at December 31,
	2017 $	2016 $
Cash	6,319	1,449
Short-term bank deposits	49,075	6,607
	55,394	8,056

As at December 31, 2017 $5,898 of cash is held in CAD (December 31, 2016 – 250) and $421 in USD (December 31, 2016 – 1,199) and earn interest between 0.25-1.5%. Short-term bank deposits are held in USD and earn interest between 1-2%.